Time Deposits Scheduled Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits [Line Items]
2013	$ 46,227
2014	11,270
2015	8,300
2016	2,682
2017	3,992
Total	$ 72,471	$ 76,681